Borrowings - Additional Information - Ferrosur Roca S.A. (Detail) $ in Thousands	Aug. 12, 2019 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Disclosure of detailed information about borrowings [line items]
Amount		$ 6,440,840	$ 12,537,853
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount		13,836	3,260,682
In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | HSBC Bank [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount			826,455
In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | Checking account advances [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount		$ 13,836
Average interest rate		34.00%
United States Dollars [member] | Ferrosur Roca S.A. [member] | HSBC Bank [member]
Disclosure of detailed information about borrowings [line items]
Amount			$ 826,455
United States Dollars [member] | Ferrosur Roca S.A. [member] | HSBC Bank [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 10,000,000
Maturity period	365 days
Borrowings interest rate	8.75%